As filed with the U.S. Securities and Exchange Commission on September 7, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2023

LHA Market StateTM Alpha Seeker ETF

Ticker: MSVX

LHA Market StateTM Tactical Beta ETF

Ticker: MSTB

LHA Market StateTM Tactical Q ETF

Ticker: MSTQ

LHA Risk-Managed Income ETF

Ticker: RMIF

LHA Market StateTM Shares

Dear Shareholder,

This Semi-Annual Report reflects the Funds’ performance for the period of January 1, 2023 through June 30, 2023 for the LHA Market StateTM Alpha Seeker ETF (“MSVX”), the LHA Market StateTM Tactical Beta ETF (“MSTB”), and the LHA Market StateTM Tactical Q ETF (“MSTQ”) and the period from June 8, 2023 to June 30, 2023 for the LHA Risked-Managed Income ETF (“RMIF”) (each, respectively, the “current fiscal period”).

US Equities continued their upward course, as the S&P 500® Index produced a total return of 16.89% for the first half of 2023. After months of Fed/inflation driven interest rate hikes, the continuing inflationary pressures generated modest gains on the fixed income side as well. The Bloomberg US Aggregate Total Return Value Unhedged USD Index produced a positive total return of 2.09% for the current fiscal period. As had been the case for much of the first half, Wall Street’s “Fear Gauge”, the Cboe VIX Index continued its relative inertia, continuing to exhibit none of the panic it displayed during the COVID eruption in 2020.

Consistent with much of 2022, our Beta sensitive programs were again victims of their hedge component. Equity markets remained in positive territory and VIX positions were a drag on performance. Since all of our VIX based strategies are sensitive to negative divergences in the relationship between the VIX Index and equity trends, periods where the negative correlation between equities and the VIX does not hold are problematic. As in much of 2022, our hedges continued their anomalistic relationship to the equity market. On the fixed income side, RMIF has been in existence for such a short period, that performance commentary relies on too short of a time period to be meaningful. We remain confident that our programs will retain their ability to at least somewhat cushion equity market declines in the future.

MSVX

MSVX may be described as an absolute return strategy that seeks to provide positive returns across multiple market cycles for purposes of portfolio diversification. For the current fiscal period, MSVX’s Net Asset Value (“NAV”) decreased by -4.87% largely as a result of its inability to successfully navigate the rapidly changing markets. MSVX’s market value fell -5.09% during the current fiscal period. The S&P 500® Index returned 16.89% during the current fiscal period. Periodic long and short signals that contributed to the period’s performance are consistent with experience and expectations and were primarily responsible for the negative quarterly results.

MSVX continues to display powerful diversifying exposure characteristics that can act as a hedge during crisis periods, but also seeks to provide returns in calm markets when dedicated hedges often suffer substantial losses. MSVX is expected to provide distinct optionality that can improve the risk/reward trade-off of a traditional diversified portfolio.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

MSTB

In a period with a continued sustained upward trend in the S&P 500® Index, and volatile VIX levels, MSTB had a net return of 10.24% on a NAV basis during the current fiscal period. MSTB’s market value rose by 10.85% during the same fiscal period. The S&P 500® Index returned 16.89% over that span. As experienced during the current fiscal period, periods with quick market reversals can be somewhat problematic for the technology underlying MSTB. As such, VIX levels with periodic “blips” led to some short-term responses. As such, minor corrections can induce minor hedges which are subsequently unwound, negatively impacting returns. As is normal during those fits and starts, the hedges implemented were a drag on performance. More extreme price movements are when the strategy has added its most value in the past and is expected to in the future.

MSTQ

During the current fiscal period, the NASDAQ-100 Index returned 39.35% while MSTQ gained 31.34% on a NAV basis and its market price was up 31.85%. Given the signal overlap between MSTB and MSTQ (net and gross exposures should be roughly the same) the shortfall can be attributed to the same market conditions that affected MSTB.

RMIF

During the current fiscal period, RMIF rose by 0.72% on a NAV basis, and its market price gained 0.76%. For the same period, the Bloomberg US Aggregate Total Return Value Unhedged USD Index appreciated by 0.33% on a total return basis. The differential is largely a result of a greater exposure within RMIF to higher yielding assets. Given the abbreviated period, little can be gleaned from the relative performance.

We thank you once again for your support and confidence and are optimistic that MSVX, MSTB,MSTQ, and RMIF will fulfill expectations as 2023 progresses.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

Impact of derivatives (MSTB, MSVX, MSTQ)

Consistent with the Funds’ mandates, derivatives are used to obtain the desired exposures for the individual Funds. They may be used for either speculative or hedging purposes and present a cash efficient and tax efficient method to obtain those exposures. The performance of any derivatives exposures has been consistent with historical experience and current guidelines.

Sincerely,

Jeff Landle, CFA
Chief Investment Officer

Must be proceeded or accompanied by a current prospectus.

Past performance does not guarantee future results.

This information is provided for informational purposes only. This is not an offer to sell or a solicitation of an offer to buy an interest in any investment fund or for the provision of any investment management or advisory services. Investing involves risk. Principal loss is possible.

Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemed from the particular fund. Brokerage commissions will reduce returns. MSVX, MSTB, and MSTQ (each referred to as a “Fund”) will use future contracts. The potential loss of principal in regard to futures contracts can be in amounts greater than the initial amount invested in the futures contract. The Funds will invest in other ETFs which involves additional risks such as limited liquidity and greater volatility.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedules of Investments in this report for a complete list of fund holdings.

The Funds may use leverage which may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting, and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments.

The Cboe Volatility Index® (VIX®) is a leading measure of market expectations of near-term volatility conveyed by S&P 500® Index (SPX) option prices and has been considered by many to be a premier barometer of investor sentiment and market volatility. It is not possible to invest directly in an index.

The S&P 500® Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Bloomberg US Aggregate Total Return Value Unhedged USD Index is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

The NASDAQ-100 Index is a market capitalization index including the 100 largest capitalization growth companies in leading non-financial industries.

Index performance is not indicative of a fund’s performance. It is not possible to invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

MSVX, MSTB, MSTQ and RMIF are distributed by Quasar Distributors, LLC. No other products mentioned are distributed by Quasar Distributors, LLC.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

LHA Market StateTM Shares

Portfolio Allocation*

As of June 30, 2023 (Unaudited)

LHA Market StateTM Alpha Seeker ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	18.2%
Purchased Options	0.2
Short-Term Investments	91.1
Liabilities in Excess of Other Assets	(9.5)
Total	100.0%

LHA Market StateTM Tactical Beta ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	68.7%
Short-Term Investments	31.5
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

LHA Market StateTM Tactical Q ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	43.1%
Short-Term Investments	56.6
Other Assets in Excess of Liabilities	0.3
Total	100.0%

LHA Risk-Managed Income ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	80.5%
Short-Term Investments	19.0
Other Assets in Excess of Liabilities	0.5
Total	100.0%

*	Portfolio allocation charts do not reflect derivative exposure.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 18.2% (a)
	Domestic Equity
25,000	-1x Short VIX Futures ETF (b)	$701,750
60,500	ProShares Short VIX Short-Term Futures ETF (b)	5,123,140
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,646,887)	5,824,890

Contracts		Notional Amount
	PURCHASED OPTIONS — 0.2% (c)
	Call Options — 0.0% (d)
100	-1x Short VIX Futures ETF, Expiration: 7/21/2023, Exercise Price $28.00	$280,700	13,000

	Put Options — 0.2%
600	Cboe Volatility Index, Expiration: 7/5/2023, Exercise Price $14.00	815,400	41,400
100	ProShares Ultra VIX Short-Term Futures ETF, Expiration: 7/7/2023, Exercise Price $19.00	184,900	9,300
			50,700
	TOTAL PURCHASED OPTIONS (Cost $38,425)		63,700

Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS — 91.1%
	U.S. Treasury Bills — 87.4%
$5,246,000	United States Treasury Bill (e)(f)	4.96%	2/22/2024	5,073,203
13,030,000	United States Treasury Bill (e)(f)	4.23%	3/21/2024	12,545,066
10,695,000	United States Treasury Bill (e)	4.76%	4/18/2024	10,251,292
				27,869,561

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Schedule of Investments
June 30, 2023 (Unaudited) (continued)

Shares	Security Description	Value
	Money Market Funds — 3.7%
591,226	First American Government Obligations Fund, Class X, 5.01% (g)	$591,226
591,226	First American Treasury Obligations Fund, Class X, 5.03% (g)	591,226
		1,182,452
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,212,991)	29,052,013
	TOTAL INVESTMENTS — 109.5% (Cost $34,898,303)	34,940,603
	LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%	(3,040,255)
	NET ASSETS — 100.0%	$31,900,348

Percentages are stated as a percentage of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Exchange-Traded.
(d)	Represents less than 0.05% of net assets.
(e)	Zero coupon bond.
(f)

All or a portion of this security is held as collateral for written options and futures contracts. At June 30, 2023, the total value of securities held as collateral amounted to $17,618,269 or 55.2% of net assets.

(g)	Annualized seven-day yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Schedule of Open Futures Contracts
June 30, 2023 (Unaudited)

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
30	S&P 500 E-Mini Future (a)	September 2023	$6,732,375	$125,259

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Schedule of Investments
June 30, 2023 (Unaudited) (continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 68.7% (a)
	Domestic Equity — 68.7%
221,113	SPDR S&P 500 ETF Trust (b)(c)	$98,014,971
	TOTAL EXCHANGE-TRADED FUNDS (Cost $100,866,029)	98,014,971

Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS — 31.5%
	U.S. Treasury Bills — 29.5%
$24,083,000	United States Treasury Bill (c)(d)	4.62%	8/3/2023	23,977,443
18,212,000	United States Treasury Bill (c)(d)	3.08%	8/10/2023	18,113,478
				42,090,921

Shares
	Money Market Funds — 2.0%
1,419,377	First American Government Obligations Fund, Class X, 5.01% (e)	1,419,377
1,419,378	First American Treasury Obligations Fund, Class X, 5.03% (e)	1,419,378
		2,838,755
	TOTAL SHORT-TERM INVESTMENTS (Cost $44,970,726)	44,929,676
	TOTAL INVESTMENTS — 100.2% (Cost $145,836,755)	142,944,647
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(282,211)
	NET ASSETS — 100.0%	$142,662,436

Percentages are stated as a percentage of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)

All or a portion of this security is held as collateral for written options and futures. At June 30, 2023, the total value of securities held as collateral amounted to $129,632,741 or 90.9% of net assets.

(d)	Zero coupon bond.
(e)	Annualized seven-day yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Schedule of Open Futures Contracts
June 30, 2023 (Unaudited)

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
173	S&P 500 E-Mini Future (a)	September 2023	$38,823,363	$675,919

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 43.1% (a)
	Domestic Equity — 43.1%
6,891	Invesco QQQ Trust, Series 1 (b)(c)	$2,545,673
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,034,688)	2,545,673

Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS — 56.6%
	U.S. Treasury Bills — 36.2%
$1,465,000	United States Treasury Bill (c)(d)	4.61%	12/28/2023	1,427,066
730,000	United States Treasury Bill (c)(d)	4.60%	2/22/2024	705,955
				2,133,021

Shares
	Money Market Funds — 20.4%
600,635	First American Government Obligations Fund, Class X, 5.01% (e)	600,635
600,635	First American Treasury Obligations Fund, Class X, 5.03% (e)	600,635
		1,201,270
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,342,877)	3,334,291
	TOTAL INVESTMENTS — 99.7% (Cost $5,377,565)	5,879,964
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	17,758
	NET ASSETS — 100.0%	$5,897,722

Percentages are stated as a percentage of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)

All or a portion of this security is held as collateral for written options and futures. At June 30, 2023, the total value of securities held as collateral amounted to $3,467,366 or 58.8% of net assets.

(d)	Zero coupon bond.
(e)	Annualized seven-day yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Schedule of Open Futures Contracts
June 30, 2023 (Unaudited)

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
10	NASDAQ 100 E-Mini Future (a)	September 2023	$3,067,400	$49,887

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

LHA Risk-Managed Income ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 80.5% (a)
	Fixed Income — 80.5%
309,315	Invesco Senior Loan ETF	$6,507,988
155,142	SPDR Blackstone Senior Loan ETF	6,495,795
260,814	SPDR Bloomberg Short Term High Yield Bond ETF	6,442,106
84,303	Vanguard Short-Term Corporate Bond ETF	6,378,365
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,672,955)	25,824,254

	SHORT-TERM INVESTMENTS — 19.0%
	Money Market Funds — 19.0%
3,055,113	First American Government Obligations Fund, Class X, 5.01% (b)	3,055,113
3,055,112	First American Treasury Obligations Fund, Class X, 5.03% (b)	3,055,112
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,110,225)	6,110,225
	TOTAL INVESTMENTS — 99.5% (Cost $31,783,180)	31,934,479
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	169,130
	NET ASSETS — 100.0%	$32,103,609

Percentages are stated as a percentage of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)	Annualized seven-day yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF
ASSETS
Investments in securities, at value(a)	$34,940,603	$142,944,647
Cash	—	—
Unrealized appreciation on open futures contracts	125,259	675,919
Dividends and interest receivable	16,357	366,233
Receivable for securities sold	124,840	—
Transaction fees receivable	—	136
Total Assets	35,207,059	143,986,935

LIABILITIES
Payable for securities purchased	3,077,449	—
Payable for capital shares redeemed	—	682,595
Payable to broker for futures	196,107	479,022
Management fees payable	30,281	127,452
Broker interest payable	2,874	35,430
Total Liabilities	3,306,711	1,324,499

NET ASSETS	$31,900,348	$142,662,436

NET ASSETS CONSIST OF:
Paid-in capital	$35,096,820	$183,509,239
Total distributable earnings (accumulated deficit)	(3,196,472)	(40,846,803)
Net assets	$31,900,348	$142,662,436

Net asset value:
Net assets	$31,900,348	$142,662,436
Shares outstanding (b)	1,350,000	5,225,000
Net asset value, offering and redemption price per share	$23.63	$27.30

(a) Identified Cost:
Investments in securities	$34,898,303	$145,836,755
(b) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Assets and Liabilities
June 30, 2023 (Unaudited) (continued)

	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
ASSETS
Investments in securities, at value(a)	$5,879,964	$31,934,479
Cash	—	170,000
Unrealized appreciation on open futures contracts	49,887	—
Dividends and interest receivable	8,166	8,611
Receivable for securities sold	—	—
Transaction fees receivable	—	—
Total Assets	5,938,017	32,113,090

LIABILITIES
Payable for securities purchased	—	—
Payable for capital shares redeemed	—	—
Payable to broker for futures	33,654	—
Management fees payable	5,205	9,481
Broker interest payable	1,436	—
Total Liabilities	40,295	9,481

NET ASSETS	$5,897,722	$32,103,609

NET ASSETS CONSIST OF:
Paid-in capital	$6,000,221	31,928,815
Total distributable earnings (accumulated deficit)	(102,499)	174,794
Net assets	$5,897,722	$32,103,609

Net asset value:
Net assets	$5,897,722	$32,103,609
Shares outstanding (b)	225,000	1,275,000
Net asset value, offering and redemption price per share	$26.21	$25.18

(a) Identified Cost:
Investments in securities	$5,377,565	31,783,180
(b) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Operations

For the Period Ended June 30, 2023 (Unaudited)

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF
INVESTMENT INCOME
Dividends	$—	$717,195
Interest	758,432	1,036,105
Total investment income	758,432	1,753,300

EXPENSES
Management fees	213,304	816,842
Broker interest expense	25,206	253,325
Total expenses	238,510	1,070,167

Net investment income (loss)	519,922	683,133

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,954,260)	(2,229,880)
In-kind redemptions	—	(890,860)
Futures	(588,976)	(3,682,629)
Written options	(322,634)	(1,094,523)
Change in unrealized appreciation (depreciation) on:
Investments	290,582	17,828,025
Futures	60,158	3,860,559
Net realized and unrealized gain (loss) on investments	(2,515,130)	13,790,692
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,995,208)	$14,473,825

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Operations

For the Period Ended June 30, 2023 (Unaudited) (continued)

	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF[1]
INVESTMENT INCOME
Dividends	$5,600	$24,365
Interest	63,776	8,611
Total investment income	69,376	32,976

EXPENSES
Management fees	24,220	9,481
Broker interest expense	8,641	—
Total expenses	32,861	9,481

Net investment income (loss)	36,515	23,495

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	11,431	—
In-kind redemptions	—	—
Futures	319,600	—
Written options	9,680	—
Change in unrealized appreciation (depreciation) on:
Investments	602,673	151,299
Futures	260,438	—
Net realized and unrealized gain (loss) on investments	1,203,822	151,299
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,240,337	$174,794

[1]	The Fund commenced operations on June 8, 2023. The information presented is for the period from June 8, 2023 to June 30, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$519,922	$165,701
Net realized gain (loss) on investments, written options and futures	(2,865,870)	(627,325)
Change in unrealized appreciation (depreciation) on investments and futures	350,740	(218,726)
Net increase (decrease) in net assets resulting from operations	(1,995,208)	(680,350)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(48,910)
Total distributions to shareholders	—	(48,910)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	618,885	21,076,578
Payments for shares redeemed	(9,563,783)	(5,040,295)
Transaction fees (Note 8)	2,037	5,163
Net increase (decrease) in net assets derived from capital share transactions (a)	(8,942,861)	16,041,446
Net increase (decrease) in net assets	$(10,938,069)	$15,301,786

NET ASSETS
Beginning of period/year	$42,838,417	$27,526,231
End of period/year	$31,900,348	$42,838,417

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	25,000	825,000
Shares redeemed	(400,000)	(200,000)
Net increase (decrease)	(375,000)	625,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$683,133	$200,201
Net realized gain (loss) on investments, written options and futures	(7,897,892)	(23,506,730)
Change in unrealized appreciation (depreciation) on investments and futures	21,688,584	(46,865,970)
Net increase (decrease) in net assets resulting from operations	14,473,825	(70,172,499)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(2,503,820)
Total distributions to shareholders	—	(2,503,820)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	71,177,390
Payments for shares redeemed	(40,892,120)	(171,647,538)
Transaction fees (Note 8)	6,029	40,351
Net increase (decrease) in net assets derived from capital share transactions (a)	(40,886,091)	(100,429,797)
Net increase (decrease) in net assets	$(26,412,266)	$(173,106,116)

NET ASSETS
Beginning of period/year	$169,074,702	$342,180,818
End of period/year	$142,662,436	$169,074,702

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	2,375,000
Shares redeemed	(1,600,000)	(6,175,000)
Net increase (decrease)	(1,600,000)	(3,800,000)

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Statement of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(a)
OPERATIONS
Net investment income (loss)	$36,515	$(6,737)
Net realized gain (loss) on investments, written options and futures	340,711	(1,020,912)
Change in unrealized appreciation (depreciation) on investments and futures	863,111	(310,825)
Net increase (decrease) in net assets resulting from operations	1,240,337	(1,338,474)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,164,215	6,941,293
Payments for shares redeemed	—	(2,110,725)
Transaction fees (Note 8)	199	877
Net increase (decrease) in net assets derived from capital share transactions (b)	1,164,414	4,831,445
Net increase (decrease) in net assets	$2,404,751	$3,492,971

NET ASSETS
Beginning of period	$3,492,971	$—
End of period	$5,897,722	$3,492,971

(a)	The Fund commenced operations on March 14, 2022. The information presented is for the period from March 14, 2022 to December 31, 2022.
(b)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	50,000	275,000
Shares redeemed	—	(100,000)
Net increase (decrease)	50,000	175,000

The accompanying notes are an integral part of these financial statements.

LHA Risk-Managed Income ETF

Statement of Changes in Net Assets

Period Ended June 30, 2023(a) (Unaudited)
OPERATIONS
Net investment income (loss)	$23,495
Net realized gain (loss) on investments	—
Change in unrealized appreciation (depreciation) on investments	151,299
Net increase (decrease) in net assets resulting from operations	174,794

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,928,815
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (b)	31,928,815
Net increase (decrease) in net assets	$32,103,609

NET ASSETS
Beginning of period	$—
End of period	$32,103,609

(a)	The Fund commenced operations on June 8, 2023. The information presented is for the period from June 8, 2023 to June 30, 2023.
(b)	A summary of capital share transactions is as follows:

Shares
Shares sold	1,275,000
Shares redeemed	—
Net increase (decrease)	1,275,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2023		Year Ended December 31,		Period Ended December 31,
	(Unaudited)		2022	2021	2020(a)
Net asset value, beginning of period/year	$24.83		$25.02	$23.64	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(f)	0.32		0.10	(0.29)	(0.20)
Net realized and unrealized gain (loss) on investments (j)	(1.52)		(0.26)	1.76	(0.71)
Total from investment operations	(1.20)		(0.16)	1.47	(0.91)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—		(0.03)	(0.09)	(0.46)
Total distributions to shareholders	—		(0.03)	(0.09)	(0.46)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(i)	0.00 (i)	0.00 (i)	0.01

Net asset value, end of period/year	$23.63		$24.83	$25.02	$23.64

Total return	-4.87	%(c)	-0.70%	6.28%	-3.62	%(c)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$31,900		$42,838	$27,526	$17,729

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(g)(h)	1.23	%(d)	1.13%	1.17%	1.42	%(d)
Net investment income (loss) to average net assets(f)	2.68	%(d)	0.40%	-1.14%	-1.33	%(d)
Portfolio turnover rate (e)	1,041	%(c)	11,063%	3,520%	1,603	%(c)

(a)	The Fund commenced operations on May 13, 2020.
(b)	Calculated based on average shares outstanding during the period/year.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Includes broker interest expense of 0.13%, 0.03%, 0.07% and 0.32%, respectively.
(i)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Financial Highlights

For a capital share outstanding throughout the period/year (continued)

(j)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2023		Year Ended December 31,		Period Ended December 31,
	(Unaudited)		2022	2021	2020(a)
Net asset value, beginning of period/year	$24.77		$32.21	$26.92	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(f)	0.12		0.02	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments (j)	2.41		(7.13)	6.07	2.41
Total from investment operations	2.53		(7.11)	5.99	2.40

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—		—	—	(0.27)
From net realized gains	—		(0.33)	(0.71)	(0.21)
Total distributions to shareholders	—		(0.33)	(0.71)	(0.48)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(i)	0.00 (i)	0.01	—

Net asset value, end of period/year	$27.30		$24.77	$32.21	$26.92

Total return	10.24	%(c)	-22.09%	22.25%	9.65	%(c)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$142,662		$169,075	$342,181	$36,343

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(g)(h)	1.44	%(d)	1.18%	1.13%	1.13	%(d)
Net investment income (loss) to average net assets(f)	0.92	%(d)	0.08%	-0.27%	-0.11	%(d)
Portfolio turnover rate (e)	0	%(c)	0%	132%	132	%(c)

(a)	The Fund commenced operations on September 29, 2020.
(b)	Calculated based on average shares outstanding during the period/year.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Includes broker interest expense of 0.34%, 0.08%, 0.03% and 0.03%, respectively.
(i)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Financial Highlights

For a capital share outstanding throughout the period/year (continued)

(j)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(a)
Net asset value, beginning of period	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(f)	0.19		(0.03)
Net realized and unrealized gain (loss) on investments (j)	6.06		(5.01)
Total from investment operations	6.25		(5.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(i)	0.00	(i)

Net asset value, end of period	$26.21		$19.96

Total return	31.34	%(c)	-20.17	%(c)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$5,898		$3,493

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(g)(h)	1.49	%(d)	1.38	%(d)
Net investment income (loss) to average net assets(f)	1.66	%(d)	-0.16	%(d)
Portfolio turnover rate (e)	49	%(c)	138	%(c)

(a)	The Fund commenced operations on March 14, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Includes broker interest expense of 0.39% and 0.28%, respectively.
(i)	Less than $0.005.
(j)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

LHA Risk-Managed Income ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended June 30, 2023(a) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(f)	0.04
Net realized and unrealized gain (loss) on investments (i)	0.14
Total from investment operations	0.18

Net asset value, end of period	$25.18

Total return	0.72	%(c)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$32,104

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(g)(h)	1.10	%(d)
Net investment income (loss) to average net assets(f)	2.73	%(d)
Portfolio turnover rate (e)	0	%(c)

(a)	The Fund commenced operations on June 8, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(g)	Does not include expenses of investment companies in which the Fund invests.
(i)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Notes to Financial Statements

June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF are non-diversified series, LHA Risk-Managed Income ETF is a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). LHA Market StateTM Alpha Seeker ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to provide positive returns across multiple market cycles that are generally not correlated to the U.S. equity or fixed income markets by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on statistical analysis that seeks to estimate the direction of the U.S. equity market. LHA Market StateTM Tactical Beta is an actively-managed ETF and seeks long-term out-performance relative to the large-capitalization U.S. equity market by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on statistical analysis that seeks to estimate the direction of the S&P 500® Index. LHA Market StateTM Tactical Q ETF is an actively-managed ETF that seeks long-term out-performance relative to the large-capitalization U.S. growth equity market by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large capitalization, growth-oriented companies. LHA Risk-Managed Income ETF is an actively-managed ETF that seeks current income and capital preservation.

Fund	Date of Commencement
LHA Market StateTM Alpha Seeker ETF	May 13, 2020
LHA Market StateTM Tactical Beta ETF	September 29, 2020
LHA Market StateTM Tactical Q ETF	March 14, 2022
LHA Risk-Managed Income ETF	June 8, 2023

The end of the reporting period for the Funds is June 30, 2023. The period covered by these Notes to Financial Statements is the period from January 1, 2023 through June 30, 2023 for LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical` Beta ETF and LHA Market StateTM Tactical Q ETF, and the period from June 8, 2023 to June 30, 2023 for LHA Risk-Managed Income ETF (each, respectively, the “current fiscal period”).

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global MarketTM, Nasdaq Global Select MarketTM, and the Nasdaq Capital Market ExchangeTM (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	–

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

LHA Market StateTM Alpha Seeker ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,824,890	$—	$—	$5,824,890
Purchased Options	—	63,700	—	63,700
Short-Term Investments	1,182,452	27,869,561	—	29,052,013
Total Investments in Securities	$7,007,342	$27,933,261	$—	$34,940,603

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$125,259	$—	$—	$125,259

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Market StateTM Tactical Beta ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$98,014,971	$—	$—	$98,014,971
Short-Term Investments	2,838,755	42,090,921	—	44,929,676
Total Investments in Securities	$100,853,726	$42,090,921	$—	$142,944,647

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$675,919	$—	$—	$675,919

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

LHA Market StateTM Tactical Q ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,545,673	$—	$—	$2,545,673
Short-Term Investments	1,201,270	2,133,021	—	3,334,291
Total Investments in Securities	$3,746,943	$2,133,021	$—	$5,879,964

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$49,887	$—	$—	$49,887

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,824,254	$—	$—	$25,824,254
Short-Term Investments	6,110,225	—	—	6,110,225
Total Investments in Securities	$31,934,479	$—	$—	$31,934,479

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

These differences are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. For the fiscal year ended December 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
LHA Market StateTM Alpha Seeker ETF	$48,252	$(48,252)
LHA Market StateTM Tactical Beta ETF	$(5,892,768)	$5,892,768
LHA Market StateTM Tactical Q ETF	$(4,362)	$4,362
LHA Risk-Managed Income ETF	N/A	N/A

During the fiscal year ended December 31, 2022, the Funds realized the following net capital gains (losses) from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

LHA Market StateTM Alpha Seeker ETF	$(2,285)
LHA Market StateTM Tactical Beta ETF	$5,436,863
LHA Market StateTM Tactical Q ETF	$11,099
LHA Risk-Managed Income ETF	N/A

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Futures Contracts. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. Each Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds on an as needed basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedules of Open Futures Contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively. Cash collateral held by the Funds is presented on the Statements of Assets and Liabilities under segregated cash at broker for futures and options, if any.

Options Contracts. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may also purchase put or call options (or options spreads) on the VIX Index, the S&P 500, Nasdaq 100 or in ETNs or ETFs that seek exposure to short-term VIX Index futures contracts.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Funds’ loss is limited to the amount of premium it paid. The Funds’ investments in call options and put options on the S&P 500, Nasdaq 100 or the VIX Index are generally expected to be European-style options.

Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and a Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.

LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may also write options. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified prince (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at or due to the broker for futures and options is included in the Statements of Assets and Liabilities as deposits at broker for futures and options or payable to broker for futures and options. Broker interest paid by the Funds, if any, is included as broker interest expense in the Statements of Operations. As collateral for written options, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash, if any, is included as segregated cash at broker for futures and options in the Statements of Assets and Liabilities. The Advisor may earmark or instruct the Funds’ custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Funds’ delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Funds’ purchase obligation.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period was as follows:

		Asset Derivatives
Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$63,700
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	125,259
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	675,919
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	49,887

The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Futures	$(588,976)	$60,158
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Purchased Options	307,580 *	14,900	**
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Written Options	(322,634)	—
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	(3,682,629)	3,860,559
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Purchased Options	(6,890)*	—
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Written Options	(1,094,523)	—

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	$319,600	$260,438
LHA Market StateTM Tactical Q ETF	Equity Contracts - Written Options	9,680	—

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.

The average monthly values of outstanding purchased and written options during the current fiscal period were as follows:

	Purchased Options	Written Options
LHA Market StateTM Alpha Seeker ETF	$14,214	$—
LHA Market StateTM Tactical Beta ETF	—	(55,714)
LHA Market StateTM Tactical Q ETF	—	(1,203)

The average monthly notional amount of short and long futures during the current fiscal period were as follows:

	Long Futures	Short Futures
LHA Market StateTM Alpha Seeker ETF	$1,122,063	$6,707,589
LHA Market StateTM Tactical Beta ETF	48,723,159	—
LHA Market StateTM Tactical Q ETF	2,641,626	—

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

LHA Market StateTM Alpha Seeker ETF

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
Goldman Sachs
Futures Contracts	$125,259	$—	$125,259	$—	$—	$125,259
	$125,259	$—	$125,259	$—	$—	$125,259

LHA Market StateTM Tactical Beta ETF

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
Goldman Sachs
Futures Contracts	$675,919	$—	$675,919	$—	$—	$675,919
	$675,919	$—	$675,919	$—	$—	$675,919

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

LHA Market StateTM Tactical Q ETF

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
Goldman Sachs
Futures Contracts	$49,887	$—	$49,887	$—	$—	$49,887
	$49,887	$—	$49,887	$—	$—	$49,887

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser, if any: transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Grimes & Company, Inc serves as the sub-adviser for LHA Risk-Managed Income ETF.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds,

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of each Fund’s average daily net assets. The Adviser is responsible for paying the sub-adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
LHA Market StateTM Alpha Seeker ETF	$26,828,950	$21,124,092
LHA Market StateTM Tactical Beta ETF	—	19,886,535
LHA Market StateTM Tactical Q ETF	1,238,258	831,155
LHA Risk-Managed Income ETF	—	—

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
LHA Market StateTM Alpha Seeker ETF	$—	$—
LHA Market StateTM Tactical Beta ETF	—	11,259,748
LHA Market StateTM Tactical Q ETF	195,747	—
LHA Risk-Managed Income ETF	25,672,954	—

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

NOTE 7 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2022 in the Funds, were as follows:

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF
Tax cost of investments	$44,608,587	$193,525,523	$3,961,893
Gross tax unrealized appreciation	$—	$—	$—
Gross tax unrealized depreciation	(258,657)	(20,749,617)	(308,050)
Net tax unrealized appreciation (depreciation)	(258,657)	(20,749,617)	(308,050)
Undistributed ordinary income	116,791	200,169	—
Undistributed long-term gain	—	—	—
Other accumulated gain (loss)	(1,059,398)	(34,771,180)	(1,034,786)
Distributable earnings (accumulated deficit)	$(1,201,264)	$(55,320,628)	$(1,342,836)

LHA Risk-Managed Income ETF commenced operations on June 8, 2023, and therefore did not appear in the above table.

The difference between book and tax-basis cost is attributable to wash sales and Section 1256 mark-to-market on purchased options.

At December 31, 2022, the Funds deferred, on a tax basis, no post-October capital losses or late-year ordinary losses.

As of December 31, 2022, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
LHA Market StateTM Alpha Seeker ETF	$953,908	$105,490
LHA Market StateTM Tactical Beta ETF	13,816,406	20,954,774
LHA Market StateTM Tactical Q ETF	565,170	469,616
LHA Risk-Managed Income ETF	N/A	N/A

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2022 and December 31, 2021, were as follows:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
LHA Market StateTM Alpha Seeker ETF	$48,910	$—	$103,144	$—
LHA Market StateTM Tactical Beta ETF	2,503,820	—	—	7,040,398
LHA Market StateTM Tactical Q ETF	—	—	N/A	N/A
LHA Risk-Managed Income ETF	N/A	N/A	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds are $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Investment Company Risk. The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

LHA Market StateTM Shares

Expense Example

For the Six-Months Ended June 30, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Funds shares, and (2) ongoing costs, including management fees and other Funds expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

LHA Market StateTM Shares

Expense Example
For the Period Ended June 30, 2023 (Unaudited) (Continued)

LHA Market StateTM Alpha Seeker ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 951.30	$5.95
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,018.70	$6.16

LHA Market StateTM Tactical Beta ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 1,102.40	$7.51
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,017.65	$7.21

LHA Market StateTM Tactical Q ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,313.40	$8.56
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,017.39	$7.47

LHA Risk-Managed Income ETF

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period
Actual	$1,000.00	$ 1,007.20	$0.67(4)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,019.34	$5.51 (5)

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.23%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.44%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.49%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

(4)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 1.10%, multiplied by the average account value during the period, multiplied by 22/365 to reflect the period.

(5)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 1.10%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited)

LHA Market State Alpha Seeker ETF (MSVX)
LHA Market State Tactical Beta ETF (MSTB)
LHA Market State Tactical Q ETF (MSTQ)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 5-6, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the LHA Market State Alpha Seeker ETF, LHA Market State Tactical Beta ETF, and LHA Market State Tactical Q ETF (each, a “Fund” and, collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including: information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited) (Continued)

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as the extent to which each Fund achieves its investment objective as an actively managed fund.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.

LHA Market State Alpha Seeker ETF: The Board noted that the Fund significantly outperformed its broad-based benchmark, the S&P 500® Index, for the one-year period, but the Fund significantly underperformed the same benchmark over the since inception period. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, seeks to provide positive returns across multiple market cycles that are generally not correlated to the U.S. equity

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited) (Continued)

or fixed income markets by investing long or short in instruments linked directly or indirectly to the performance of the S&P 500 and/or the Cboe Volatility Index® (the “VIX Index”), including options and futures contracts on the S&P 500 and the VIX Index.

The Board then noted that, for the one-year period ended December 31, 2022, the Fund outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Long-Short Equity category. The Board took into consideration that the Fund employs a tactical investment strategy; whereas, the ETFs that comprise the Peer Group employ long/short strategies, noting that the Peer Group funds, like the Fund, may change their investment exposures frequently and significantly. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year period ended December 31, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as actively managed ETFs that apply tactical, alternative, long/short, and/or hedging strategies. The Board also noted that the Fund commenced operations on May 13, 2020, less than three years prior to December 31, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

LHA Market State Tactical Beta ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500, for each of the one-year and since inception periods. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, seeks long-term outperformance relative to the large-cap U.S. equity market by investing in instruments linked directly or indirectly to the performance of the S&P 500 and/or the VIX Index, including options and futures contracts on the S&P 500 and the VIX Index.

The Board then noted that, for the one-year period ended December 31, 2022, the Fund significantly underperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Options Trading category. The Board took into consideration that the Fund employs a tactical investment strategy; whereas, the ETFs that comprise the Peer Group employ options trading strategies, including managed risk and buffer protect strategies. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year period ended December 31, 2022. The Board considered that nearly all of the funds included in the Selected Peer Group were described by the Adviser as actively managed ETFs that apply alternative, enhanced dividend, long/short and/or hedging strategies. The Board also noted that the Fund commenced operations on September 30, 2020, less than three years prior to December 31, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited) (Continued)

LHA Market State Tactical Q ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Nasdaq-100® Index, for the since inception period. The Nasdaq-100 provides an indication of the performance of the 100 largest, most actively traded, non-financial equity securities listed on the Nasdaq stock exchange. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, seeks long-term outperformance relative to the large-cap U.S. growth equity market by investing in instruments linked directly or indirectly to the performance of the S&P 500 and/or the VIX Index, including options and futures contracts on the S&P 500 and the VIX Index.

The Board noted that the Fund commenced operations on March 14, 2022, less than one year prior to December 31, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management. Given the Fund’s recent inception, the Board noted that the Barrington Report did not include comparative performance information for the Fund, but it did include performance information for the Fund’s Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Options Trading category. Likewise, the Board considered the performance information for funds in the Selected Peer Group, but Fund performance information was not available for the one-year period. The Board considered that nearly all of the funds included in the Selected Peer Group were described by the Adviser as actively managed equity ETFs that apply tactical, alternative, risk-managed, long/short and/or buffer protect strategies.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board then compared the net expense ratios of each Fund with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.

LHA Market State Alpha Seeker ETF: The Board noted that the Fund’s net expense ratio was equal to the median net expense ratio of the funds in its Peer Group and lower than the median net expense ratio of the funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited) (Continued)

LHA Risk-Managed Income ETF (RMIF)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a special meeting held on May 30, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”) and the Trust, on behalf of LHA Risk-Managed Income ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Grimes & Company, Inc. (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser, Sub-Adviser, or their affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. The Board then discussed the Materials and the oral presentation provider by the Adviser and Sub-Adviser, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the Agreements in light of this information.

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited) (Continued)

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

The Board also considered the services to be provided to the Fund, including oversight of the Fund’s proposed sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed “unified fee” (described below) and estimated net expense ratio and compared them to those of the Fund’s Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s net expense ratio included the estimated cost of the Fund’s investments in other funds, also known as “acquired fund fees and expenses” (“AFFE”). The Board observed that the Fund’s net expense ratio was higher than the net expense ratios of the funds selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). The Board noted, however, that although the Peer Group included ETFs that, like the Fund, invest primarily in other funds, certain of the selected peer funds, unlike the Fund, are passively managed, seek out a mix of equity and fixed income exposure, and/or invest in underlying funds that are not ETFs. The Board also considered that the Fund’s net expense ratio was on the higher end, but within the range, of net expense ratios for a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The Board

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited) (Continued)

considered that the funds included in the Selected Peer Group were described by the Adviser as actively managed, fund of fund ETFs that invest in underlying fixed income funds as part of their principal investment strategy.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and the Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited) (Continued)

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. However, the Sub-Adviser provided, and the Board considered, certain information designed to show how the Fund’s investment strategy may have performed over various periods of time. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including the day-to-day management of the Fund by the portfolio managers in carrying out the Fund’s investment strategy.

Costs of Services to be Provided and Economies of Scale. The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.

LHA Market StateTM Shares

Approval of Advisory and Sub-Advisory Agreement & Board Considerations (Unaudited) (Continued)

The Board then considered the Sub-Adviser’s financial resources and information regarding the Sub-Adviser’s ability to support its management of the Fund, noting that the Sub-Adviser had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size, noting that the Fund’s sub-advisory fee rate did not include asset-level breakpoints. However, the Board considered that any benefits derived from such breakpoints, due to an increase in assets under management, would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

LHA Market StateTM Shares

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

LHA Market StateTM Shares

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	53.98%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	N/A

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2022 was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	55.23%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	N/A

LHA Market StateTM Shares

Information About Portfolio Holdings

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.lhafunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.lhafunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the daily net asset value (NAV) is available, without charge, on the Funds’ website at www.lhafunds.com.

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Adviser

Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, Massachusetts 01945

Sub-Adviser (RMIF)

Grimes & Company, Inc.
110 Turnpike Road, Suite 100
Westborough, Massachusetts, 01581

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

LHA Market StateTM Alpha Seeker ETF

Symbol – MSVX
CUSIP – 26922A156

LHA Market StateTM Tactical Beta ETF

Symbol – MSTB
CUSIP – 26922B105

LHA Market StateTM Tactical Q ETF

Symbol – MSTQ
CUSIP – 26922B733

LHA Risk-Managed Income ETF

Symbol – RMIF
CUSIP – 26922B543

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9-7-2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9-7-2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9-7-2023

* Print the name and title of each signing officer under his or her signature.